VIEs (Tables)	12 Months Ended
Dec. 31, 2018
VIES [Abstract]
Financial information of consolidated VIEs

	As of December 31,
	2017	2018
ASSETS:
Cash and cash equivalents	$43,618	$65,864
Restricted cash	0	697
Account and financing receivables, net	95,305	122,884
Prepaid and other current assets	26,755	20,554
Short-term investments	12,303	7,305
Intra-Group receivables due from the Company’s subsidiaries	398,135	390,157

Total current assets	576,116	607,461

Long-term investments, net	32,266	45,871
Fixed assets, net	2,414	1,793
Intangible assets, net	11,719	18,240
Goodwill	37,291	36,353
Other non-current assets	2,614	1,925

Total assets	$662,420	$711,643

LIABILITIES:
Accounts payable	$53,842	$84,749
Accrued liabilities	76,883	60,555
Receipts in advance and deferred revenue	46,939	43,020
Other current liabilities	97,991	86,851
Intra-Group payables due to the Company’s subsidiaries	197,367	273,672

Total current liabilities	473,022	548,847

Long-term tax liabilities	14,293	13,554
Deferred tax liabilities	3,451	2,239
Intra-Group payables due to the Company’s subsidiaries	20,560	18,897

Total liabilities	$511,326	$583,537

	As of December 31,
	2016	2017	2018
Net revenue	$894,697	$881,284	$923,131
Net income /(loss)	$9,557	$34,910	$(18,436)

	Year ended December 31,
	2016	2017	2018
Net cash provided by /(used in) operating activities	$(17,804)	$(52,351)	$69,925
Net cash used in investing activities	(2,273)	(14,020)	(49,271)
Net cash provided by /(used in) financing activities	$0	$(131)	$650